RECENT DEVELOPMENTS (Equity Grants to CEO and Directors) (Details) - 2013 Plan [Member] - USD ($) $ in Thousands	1 Months Ended
	Jun. 25, 2019	May 31, 2019
Performance based RSUs [Member]
Recent Developments [Line Items]
Compensation cost	$ 3,900
Chief Executive Officer [Member] | Time Vested Restricted Shares Units [Member]
Recent Developments [Line Items]
Non-option equity awards granted	128,797
Vesting period		5 years
Vesting percentage		20.00%
Chief Executive Officer [Member] | Time Vested Restricted Shares Units [Member] | Minimum [Member]
Recent Developments [Line Items]
Vesting period	5 years
Vesting percentage	20.00%
Chief Executive Officer [Member] | Performance based RSUs [Member]
Recent Developments [Line Items]
Non-option equity awards granted	128,798
Vesting period	3 years
Vesting percentage	33.00%
Chairman of the Board of Directors [Member] | Time Vested Restricted Shares Units [Member]
Recent Developments [Line Items]
Non-option equity awards granted	19,815
Vesting period	3 years
Vesting percentage	33.00%
Compensation cost	$ 300
Members of Board of Directors [Member] | Time Vested Restricted Shares Units [Member]
Recent Developments [Line Items]
Non-option equity awards granted	4,953
Compensation cost	$ 600
Members of Board of Directors [Member] | Time Vested Restricted Shares Units [Member] | First anniversary [Member]
Recent Developments [Line Items]
Vesting percentage	50.00%
Members of Board of Directors [Member] | Time Vested Restricted Shares Units [Member] | Second anniversary [Member]
Recent Developments [Line Items]
Vesting percentage	50.00%